CONSOLIDATED STATEMENTS OF SHAREHOLDERS’ EQUITY (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Stockholders' Equity [Abstract]
Cash dividends declared (in dollars per share)	$ 1.04	$ 0.96	$ 0.92
Stock repurchased during period (in shares)	407,113		298,601
Issuance of common stock (in shares)		6,141	28,583
Share based compensation (in shares)	93,336	95,966	77,211
Share-based compensation withholding obligation (in shares)	35,837	42,026	35,531